Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Aug. 21, 2018	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
C000224285
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Income Opportunities Fund
Account Value	$ 9,425	$ 13,240	$ 12,074	$ 11,606	$ 12,458	$ 11,815	$ 10,397	$ 9,576
C000224286
Account Value [Line Items]
Line Graph and Table Measure Name		Easterly Income Opportunities Fund
Account Value	$ 10,000	$ 13,244	12,176	11,779	12,735	12,162	10,799	10,160
C000224288
Account Value [Line Items]
Line Graph and Table Measure Name	Easterly Income Opportunities Fund
Account Value	$ 1,000,000	$ 1,400,229	1,274,568	1,220,594	1,306,560	1,235,576	1,085,718	1,015,000
C000224287
Account Value [Line Items]
Line Graph and Table Measure Name		Easterly Income Opportunities Fund
Account Value	$ 10,000	$ 14,359	12,997	12,394	13,228	12,461	10,908	10,160
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	10,976	10,270	10,151	11,646	11,782	10,982	9,912
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	10,976	10,270	10,151	11,646	11,782	10,982	9,912
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,000,000	1,097,638	1,027,028	1,015,053	1,164,583	1,178,171	1,098,181	991,216
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	$ 10,976	$ 10,270	$ 10,151	$ 11,646	$ 11,782	$ 10,982	$ 9,912